Pension and Postretirement Benefits: Schedule of the components of net periodic benefit cost (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Periodic Benefit, Service cost	$ 5,718	$ 6,990	$ 7,680
Net Periodic Benefit, Amortization of prior service cost	1,444	670	313
Net Periodic Benefit, Interest cost	11,493	12,572	14,917
Net Periodic Benefit, Amortization of actuarial gain	(4,495)	(2,581)	(3,187)
Net Periodic Benefit, Curtailment gain	(38,711)	(13,910)	(37,717)
Net Periodic Benefit, Other benefits		545	1,665
Net periodic benefit cost	$ (24,551)	$ 4,286	$ (16,329)